SCHEDULE OF INVESTMENTS
Thornburg Summit Fund	June 30, 2025 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Common Stock — 63.8%
	Banks — 4.1%
	Banks — 4.1%
	BNP Paribas SA	15,194	$ 1,365,958
	Citigroup, Inc.	18,874	1,606,555
	JPMorgan Chase & Co.	2,746	796,093
			3,768,606
	Capital Goods — 2.3%
	Aerospace & Defense — 0.7%
	L3Harris Technologies, Inc.	2,560	642,150
	Building Products — 0.8%
[a]	Builders FirstSource, Inc.	6,219	725,695
	Electrical Equipment — 0.2%
	Vertiv Holdings Co. Class A	1,545	198,394
	Trading Companies & Distributors — 0.6%
	ITOCHU Corp.	10,000	524,704
			2,090,943
	Consumer Discretionary Distribution & Retail — 4.9%
	Broadline Retail — 4.6%
[a]	Amazon.com, Inc.	11,146	2,445,321
	B&M European Value Retail SA	176,960	659,242
[a]	MercadoLibre, Inc.	445	1,163,065
	Specialty Retail — 0.3%
	Home Depot, Inc.	801	293,679
			4,561,307
	Consumer Durables & Apparel — 0.6%
	Textiles, Apparel & Luxury Goods — 0.6%
	Kalyan Jewellers India Ltd.	51,807	335,423
	LVMH Moet Hennessy Louis Vuitton SE	331	173,350
			508,773
	Consumer Services — 2.5%
	Hotels, Restaurants & Leisure — 2.5%
	Galaxy Entertainment Group Ltd.	205,000	910,101
	Round One Corp.	135,500	1,385,063
			2,295,164
	Energy — 5.5%
	Energy Equipment & Services — 3.2%
	Liberty Energy, Inc. Class A	76,849	882,227
	Schlumberger NV	34,100	1,152,580
	Tenaris SA ADR	25,031	936,159
	Oil, Gas & Consumable Fuels — 2.3%
	Shell plc	39,413	1,392,333
	TotalEnergies SE	12,107	743,021
			5,106,320
	Financial Services — 5.2%
	Capital Markets — 2.3%
	Charles Schwab Corp.	10,889	993,512
	CME Group, Inc.	4,088	1,126,735
	Financial Services — 2.9%
	Mastercard, Inc. Class A	2,211	1,242,450
	Visa, Inc. Class A	4,166	1,479,138
			4,841,835
	Food, Beverage & Tobacco — 0.6%
	Beverages — 0.6%
	Varun Beverages Ltd.	95,568	509,321
			509,321

SCHEDULE OF INVESTMENTS, Continued
Thornburg Summit Fund	June 30, 2025 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Health Care Equipment & Services — 1.1%
	Health Care Equipment & Supplies — 1.1%
	Medtronic plc	11,804	$ 1,028,955
			1,028,955
	Materials — 1.8%
	Chemicals — 1.0%
	Linde plc	1,972	925,223
	Metals & Mining — 0.8%
	Glencore plc	194,344	756,549
			1,681,772
	Media & Entertainment — 4.2%
	Interactive Media & Services — 4.2%
	Alphabet, Inc. Class A	9,110	1,605,455
	Meta Platforms, Inc. Class A	3,151	2,325,722
			3,931,177
	Pharmaceuticals, Biotechnology & Life Sciences — 7.0%
	Biotechnology — 0.3%
[a]	BioMarin Pharmaceutical, Inc.	2,189	120,329
[a]	Sarepta Therapeutics, Inc.	8,708	148,907
	Life Sciences Tools & Services — 1.1%
[a]	ICON plc ADR	6,571	955,752
[a]	Repligen Corp.	586	72,886
	Pharmaceuticals — 5.6%
	AstraZeneca plc	7,047	978,914
	Merck & Co., Inc.	5,273	417,411
	Novo Nordisk AS Class B	8,204	569,407
	Pfizer, Inc.	29,742	720,946
	Roche Holding AG	4,735	1,542,030
	Zoetis, Inc.	5,816	907,005
			6,433,587
	Semiconductors & Semiconductor Equipment — 7.6%
	Semiconductors & Semiconductor Equipment — 7.6%
[a]	Advanced Micro Devices, Inc.	5,821	826,000
	ASML Holding NV	748	597,038
	Broadcom, Inc.	5,938	1,636,810
	NVIDIA Corp.	12,657	1,999,679
	Taiwan Semiconductor Manufacturing Co. Ltd.	54,792	1,988,208
			7,047,735
	Software & Services — 5.3%
	Information Technology Services — 0.8%
[a]	Shopify, Inc. Class A	6,334	730,627
	Software — 4.5%
	Microsoft Corp.	2,909	1,446,966
	Open Text Corp.	51,237	1,497,133
	SAP SE	881	267,901
[a]	ServiceNow, Inc.	967	994,153
			4,936,780
	Technology Hardware & Equipment — 3.4%
	Electronic Equipment, Instruments & Components — 0.8%
	Keyence Corp.	1,719	690,441
	Technology Hardware, Storage & Peripherals — 2.6%
	Apple, Inc.	3,103	636,643
	Samsung Electronics Co. Ltd.	40,534	1,796,038
			3,123,122
	Telecommunication Services — 6.2%
	Diversified Telecommunication Services — 6.2%
	AT&T, Inc.	54,682	1,582,497

SCHEDULE OF INVESTMENTS, Continued
Thornburg Summit Fund	June 30, 2025 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Orange SA	119,713	$ 1,821,222
[a]	Zegona Communications plc	246,513	2,375,399
			5,779,118
	Transportation — 1.5%
	Ground Transportation — 1.5%
	Canadian Pacific Kansas City Ltd.	16,986	1,346,480
			1,346,480
	Total Common Stock (Cost $42,923,982)		58,990,995
	Asset Backed Securities — 6.0%
	Auto Receivables — 1.5%
[b]	American Credit Acceptance Receivables Trust, Series 2023-4 Class B, 6.63% due 2/14/2028	$ 114,262	114,446
[b]	CPS Auto Receivables Trust, Series 2022-A Class D, 2.84% due 4/16/2029	212,751	210,518
[b]	Flagship Credit Auto Trust Series 2019-4 Class R, due 3/15/2027	5,000	293,662
	Santander Drive Auto Receivables Trust, Series 2022-7 Class B, 5.95% due 1/17/2028	188,119	188,784
[b]	SBNA Auto Receivables Trust, 5.12% due 3/17/2031	250,000	250,034
	Tricolor Auto Securitization Trust,
[b]	Series 2023-1A Class D, 8.56% due 7/15/2027	249,079	251,037
[b]	Series 2024-2A Class A, 6.36% due 12/15/2027	73,095	73,309
			1,381,790
	Other Asset Backed — 3.9%
[b]	AMCR ABS Trust, Series 2024-A Class A, 6.26% due 8/18/2031	102,204	102,602
[b]	Aqua Finance Trust, Series 2019-A Class B, 3.47% due 7/16/2040	96,494	92,910
[b]	BHG Securitization Trust, Series 2022-C Class B, 5.93% due 10/17/2035	156,235	156,302
[b]	ClickLease Equipment Receivables Trust, Series 2024-1 Class B, 7.34% due 2/15/2030	259,404	260,376
[b]	Crossroads Asset Trust, Series 2025-A Class A2, 4.91% due 2/20/2032	200,000	200,598
[b]	DailyPay Securitization Trust, 8.53% due 6/25/2028	250,000	251,056
[b]	DataBank Issuer LLC, Series 2024-1A Class A2, 5.30% due 1/26/2054	200,000	199,021
[b,c]	ECAF I Ltd., Series 2015-1A Class A2, 4.947% due 6/15/2040	82,224	73,594
[b]	FREED ABS Trust, Series 2022-3FP Class D, 7.36% due 8/20/2029	172,668	172,834
[b,d]	Goldman Home Improvement Trust Issuer Trust Series 2021-GRN2 Class R, due 6/20/2051	2,000	83,862
[b]	InStar Leasing III LLC, Series 2021-1A Class A, 2.30% due 2/15/2054	291,248	272,876
[b]	LendingPoint Pass-Through Trust, Series 2022-ST1 Class A, 2.50% due 3/15/2028	10,670	10,659
[b]	LL ABS Trust, Series 2022-1A Class D, 7.83% due 11/15/2029	225,000	225,326
	Marlette Funding Trust,
[b]	2.53% due 12/15/2031	104,000	102,119
[b]	Series 2021-1A Class R, due 6/16/2031	1,200	17,157
[b]	Series 2021-2A Class R, due 9/15/2031	1,150	20,190
[b]	Series 2021-3A Class R, due 12/15/2031	1,200	19,880
[b]	Momnt Technologies Trust, Series 2023-1A Class A, 6.92% due 3/20/2045	44,088	45,033
[b]	Mosaic Solar Loan Trust Series 2021-2A Class R, due 4/22/2047	1,150,000	102,767
[b]	NMEF Funding LLC, Series 2022-A Class C, 3.86% due 10/16/2028	250,000	248,118
[b]	Oportun Issuance Trust, Series 2022-A Class A, 5.05% due 6/9/2031	42,033	42,022
[b]	Regional Management Issuance Trust, Series 2022-1 Class A, 3.07% due 3/15/2032	263,819	261,855
[b]	Republic Finance Issuance Trust, Series 2021-A Class A, 2.30% due 12/22/2031	77,487	76,942
[b]	SPS Servicer Advance Receivables Trust, Series 2020-T2 Class A, 1.83% due 11/15/2055	300,000	296,077
[b]	Tesla Sustainable Energy Trust, Series 2024-1A Class A2, 5.08% due 6/21/2050	241,672	243,846
[b]	Theorem Funding Trust, Series 2022-2A Class A, 6.06% due 12/15/2028	33,494	33,503
			3,611,525
	Student Loan — 0.6%
[b]	Education Funding Trust, Series 2020-A Class A, 2.79% due 7/25/2041	77,933	73,572
[b]	EDvestinU Private Education Loan Issue No. 3 LLC, Series 2021-A Class A, 1.80% due 11/25/2045	241,836	222,380
[b]	SoFi Professional Loan Program LLC, Series 2021-B Class AFX, 1.14% due 2/15/2047	254,483	220,850
			516,802
	Total Asset Backed Securities (Cost $5,383,761)		5,510,117
	Corporate Bonds — 7.6%
	Banks — 0.1%

SCHEDULE OF INVESTMENTS, Continued
Thornburg Summit Fund	June 30, 2025 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Banks — 0.1%
[e,f]	Bank of New York Mellon Corp., Series F, 4.625% (TSFR3M + 3.39%) due 9/20/2026	$ 100,000	$ 99,424
			99,424
	Commercial & Professional Services — 0.2%
	Commercial Services & Supplies — 0.2%
[b]	Clean Harbors, Inc., 4.875% due 7/15/2027	200,000	198,802
			198,802
	Energy — 1.3%
	Energy Equipment & Services — 0.4%
[b,c]	Empresa Generadora de Electricidad Haina SA, 5.625% due 11/8/2028	350,000	333,641
	Oil, Gas & Consumable Fuels — 0.9%
	Ecopetrol SA,
[c]	7.75% due 2/1/2032	125,000	122,631
[c]	8.875% due 1/13/2033	117,000	120,666
[e,f]	Energy Transfer LP, Series H, 6.50% (5-Yr. CMT + 5.690%) due 11/15/2026	225,000	226,116
	Petroleos Mexicanos,
[c]	5.95% due 1/28/2031	120,000	108,353
[c]	7.69% due 1/23/2050	315,000	247,791
			1,159,198
	Equity Real Estate Investment Trusts (REITs) — 0.7%
	Diversified REITs — 0.7%
[b]	American Tower Trust #1, 3.652% due 3/15/2048	300,000	293,075
	Equinix, Inc., 1.25% due 7/15/2025	250,000	249,542
	SBA Tower Trust,
[b]	1.631% due 5/15/2051	100,000	95,944
[b]	6.599% due 11/15/2052	13,000	13,360
			651,921
	Financial Services — 1.4%
	Capital Markets — 1.1%
[b]	Blue Owl Technology Finance Corp., 4.75% due 12/15/2025	179,000	178,069
[b]	Boost Newco Borrower LLC/GTCR W Dutch Finance Sub BV (GBP), 8.50% due 1/15/2031	250,000	368,042
[b]	Burford Capital Global Finance LLC, 9.25% due 7/1/2031	250,000	263,320
	Hercules Capital, Inc., 2.625% due 9/16/2026	250,000	242,200
	Financial Services — 0.3%
[b]	Antares Holdings LP, 6.50% due 2/8/2029	250,000	253,445
			1,305,076
	Health Care Equipment & Services — 0.3%
	Health Care Providers & Services — 0.3%
[b]	Highmark, Inc., 1.45% due 5/10/2026	250,000	242,343
			242,343
	Materials — 0.5%
	Containers & Packaging — 0.3%
	Berry Global, Inc., 1.57% due 1/15/2026	275,000	269,781
	Metals & Mining — 0.2%
[b,c]	WE Soda Investments Holding plc, 9.375% due 2/14/2031	200,000	209,186
			478,967
	Media & Entertainment — 0.5%
	Media — 0.5%
[b]	CCO Holdings LLC/CCO Holdings Capital Corp., 4.25% due 2/1/2031	500,000	466,585
			466,585
	Pharmaceuticals, Biotechnology & Life Sciences — 0.1%
	Life Sciences Tools & Services — 0.1%
[b]	Avantor Funding, Inc. (EUR), 2.625% due 11/1/2025	100,000	117,572
			117,572
	Software & Services — 0.4%

SCHEDULE OF INVESTMENTS, Continued
Thornburg Summit Fund	June 30, 2025 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Internet Software & Services — 0.3%
[b]	Prosus NV (EUR), 1.288% due 7/13/2029	$ 285,000	$ 311,125
	Software — 0.1%
[b]	GoTo Group, Inc.,5.50% due 5/1/2028	184,029	98,916
			410,041
	Telecommunication Services — 0.3%
	Wireless Telecommunication Services — 0.3%
[b,c]	Turkcell Iletisim Hizmetleri AS, 7.45% due 1/24/2030	250,000	254,433
			254,433
	Transportation — 0.2%
	Passenger Airlines — 0.2%
[b,c]	Pegasus Hava Tasimaciligi AS, 8.00% due 9/11/2031	200,000	200,474
			200,474
	Utilities — 1.6%
	Electric Utilities — 1.3%
	Black Hills Corp., 6.15% due 5/15/2034	250,000	262,850
[c,f]	Emera, Inc., Series 16-A, 6.75% (SOFR + 5.44%) due 6/15/2076	200,000	201,448
[b]	FirstEnergy Pennsylvania Electric Co., 5.15% due 3/30/2026	275,000	275,674
[f]	Pacific Gas & Electric Co., 5.339% (SOFRINDX + 0.95%) due 9/4/2025	275,000	274,887
[f]	Southern Co., Series B, 4.00% (5-Yr. CMT + 3.730%) due 1/15/2051	200,000	198,930
	Multi-Utilities — 0.3%
[b,c]	Aegea Finance SARL, 9.00% due 1/20/2031	250,000	264,077
			1,477,866
	Total Corporate Bonds (Cost $6,930,727)		7,062,702
	Other Government — 1.7%
	Australia Government Bonds (AUD), Series 166, 3.00% due 11/21/2033	500,000	305,388
	Brazil Notas do Tesouro Nacional (BRL), Series F, 10.00% due 1/1/2029	1,000,000	168,888
	Dominican Republic Central Bank Notes (DOP), 12.00% due 10/3/2025	5,700,000	95,091
[b]	Dominican Republic International Bonds (DOP), 10.75% due 6/1/2036	13,000,000	225,201
	Egypt Government Bonds (EGP), Series 3Y, 23.865% due 6/4/2027	7,075,000	142,791
[c]	Panama Bonos del Tesoro, 3.362% due 6/30/2031	100,000	82,118
[b]	Republic of Uzbekistan International Bonds (UZS), 16.625% due 5/29/2027	4,500,000,000	365,525
	U.K. Gilts (GBP), 1.625% due 10/22/2028	140,000	180,064
	Total Other Government (Cost $1,537,317)		1,565,066
	U.S. Treasury Securities — 10.2%
	U.S. Treasury Inflation-Indexed Bonds, 0.125%, 2/15/2052	576,135	307,692
	U.S. Treasury Inflation-Indexed Notes,
	0.125%, 1/15/2031	1,854,461	1,717,622
	1.125%, 1/15/2033	236,903	226,316
	1.75%, 1/15/2034	520,706	516,211
	2.125%, 4/15/2029	160,740	165,034
	U.S. Treasury Notes,
	1.75%, 8/15/2041	1,230,000	816,220
	2.00%, 11/15/2041	400,000	275,000
	4.00%, 2/15/2034	800,000	791,875
	4.125%, 11/15/2032	350,000	352,406
	4.25%, 11/15/2034	690,000	692,372
	4.375%, 5/15/2034	505,000	512,970
	4.50%, 11/15/2033	1,055,000	1,083,848
	4.75%, 2/15/2045	995,000	989,870
	U.S. Treasury Strip Coupon, 8.297%, 11/15/2043	2,550,000	1,014,906
	Total U.S. Treasury Securities (Cost $9,484,780)		9,462,342
	Mortgage Backed — 10.6%
[b,f]	Angel Oak Mortgage Trust, Whole Loan Securities Trust CMO, Series 2020-5 Class M1, 2.97% due 5/25/2065	60,000	53,778
[b]	BXP Trust, CMBS, Series 2021-601L Class A, 2.618% due 1/15/2044	325,000	277,202
[b]	Century Plaza Towers, CMBS, Series 2019-CPT Class A, 2.865% due 11/13/2039	245,000	222,658
	COMM Mortgage Trust, CMBS, Series 2015-LC23 Class ASB, 3.598% due 10/10/2048	11,697	11,672

SCHEDULE OF INVESTMENTS, Continued
Thornburg Summit Fund	June 30, 2025 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
[b]	DC Office Trust, CMBS, Series 2019-MTC Class A, 2.965% due 9/15/2045	$ 250,000	$ 228,394
	Federal Home Loan Mtg Corp., Pool SE9046, 3.00% due 12/1/2051	232,655	201,050
	Federal Home Loan Mtg Corp., Seasoned Credit Risk Transfer, Whole Loan Securities Trust CMO, Series 2019-1 Class MA, 3.50% due 7/25/2058	35,883	34,403
	Federal Home Loan Mtg Corp., UMBS Collateral,
	Pool SD1669, 2.50% due 1/1/2052	254,783	211,453
	Pool SD4175, 2.50% due 6/1/2052	1,010,817	840,036
	Pool SD8242, 3.00% due 9/1/2052	554,809	480,581
	Federal Home Loan Mtg Corp., Whole Loan Securities Trust CMO, Series 2017-SC02 Class 1A, 3.00% due 5/25/2047	60,441	51,696
	Federal National Mtg Assoc., UMBS Collateral,
	Pool BV4119, 2.50% due 3/1/2052	585,175	486,307
	Pool CB1388, 2.50% due 8/1/2051	500,165	417,209
	Pool CB2301, 3.00% due 12/1/2051	438,703	379,709
	Pool FM8761, 2.50% due 9/1/2051	364,363	302,515
	Pool FS6130, 2.50% due 7/1/2052	504,869	419,570
	Pool FS6157, 3.00% due 9/1/2052	939,398	814,152
	Pool MA4512, 2.50% due 1/1/2052	692,722	576,651
	Pool MA4548, 2.50% due 2/1/2052	499,437	415,598
	Pool MA4653, 3.00% due 7/1/2052	491,615	425,899
[b,f]	GCAT Trust, Whole Loan Securities Trust CMO, Series 2021-CM2 Class A1, 2.352% due 8/25/2066	141,326	131,009
	Government National Mtg Assoc., UMBS Collateral, Pool MA7368, 3.00% due 5/20/2051	224,704	198,976
[b,f]	Hudson Yards Mortgage Trust, CMBS, Series 2019-55HY Class A, 3.041% due 12/10/2041	245,000	225,604
[b,f]	Imperial Fund Mortgage Trust, Whole Loan Securities Trust CMO, Series 2021-NQM2 Class A1, 1.073% due 9/25/2056	166,962	138,081
[b,f]	MFA Trust, Whole Loan Securities Trust CMO, Series 2022-CHM1 Class A1, 4.875% due 9/25/2056	229,416	225,125
[f]	Morgan Stanley Residential Mortgage Loan Trust, Whole Loan Securities Trust CMO, Series 2024-RPL1 Class A1, 4.00% due 6/25/2064	312,785	302,491
[b,f]	New Residential Mortgage Loan Trust, Whole Loan Securities Trust CMO, Series 2022-NQM3 Class A1, 3.90% due 4/25/2062	310,385	282,054
[b,f]	NRM FHT1 Excess Owner LLC, Whole Loan Securities Trust CMO, Series 2025-FHT1 Class A, 6.545% due 3/25/2032	235,382	236,160
[b]	One Bryant Park Trust, CMBS, Series 2019-OBP Class A, 2.516% due 9/15/2054	250,000	227,236
[b,f]	SFO Commercial Mortgage Trust, CMBS, Series 2021-555 Class A, 5.576% (TSFR1M + 1.26%) due 5/15/2038	174,000	172,862
[b,f]	SKY Trust, CMBS, Series 2025-LINE Class A, 6.90% (TSFR1M + 2.59%) due 4/15/2042	234,175	233,590
[b]	SLG Office Trust, CMBS, Series 2021-OVA Class A, 2.585% due 7/15/2041	250,000	219,102
[b,f]	TIAA Bank Mortgage Loan Trust, Whole Loan Securities Trust CMO, Series 2018-2 Class B3, 3.658% due 7/25/2048	143,617	130,048
[b,f]	Towd Point Mortgage Trust, Whole Loan Securities Trust CMO, Series 2025-R1 Class A1, 4.00% due 11/27/2057	236,674	215,120
	Total Mortgage Backed (Cost $9,673,986)		9,787,991
	Loan Participations — 0.2%
	Commercial & Professional Services — 0.2%
	Commercial Services & Supplies — 0.2%
[g]	Imagefirst Holdings LLC, 7.574% (SOFR + 3.25%) due 3/12/2032	200,000	199,750
			199,750
	Total Loan Participations (Cost $199,514)		199,750
	Short-Term Investments — 2.2%
[h]	Thornburg Capital Management Fund	204,476	2,044,761
	Total Short-Term Investments (Cost $2,044,761)		2,044,761
	Total Investments — 102.3% (Cost $78,178,828)		$94,623,724
	Liabilities Net of Other Assets — (2.3)%		(2,095,195)
	Net Assets — 100.0%		$92,528,529

Outstanding Forward Currency Contracts To Buy Or Sell At June 30, 2025
Contract Description	Contract Party*	Buy/Sell	Contract Amount	Contract Value Date	Value USD	Unrealized Appreciation	Unrealized Depreciation
Euro	SSB	Buy	2,862,000	7/31/2025	3,377,756	$ 100,952	$ —
Japanese Yen	MSC	Buy	351,500,000	7/31/2025	2,448,812	—	(39,129)

Total						$100,952	$(39,129)

Net unrealized appreciation (depreciation)						$61,823

*	Counterparties include State Street Bank and Trust Company (“SSB”) and Morgan Stanley & Co. Inc. ("MSC").

SCHEDULE OF INVESTMENTS, Continued
Thornburg Summit Fund	June 30, 2025 (Unaudited)

Footnote Legend
a	Non-income producing.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are restricted but liquid and may only be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2025, the aggregate value of these securities in the Fund’s portfolio was $13,568,165, representing 14.66% of the Fund’s net assets.
c	Yankee bond denominated in U.S. dollars and is issued in the U.S. by foreign banks and corporations.
d	Security currently fair valued by Thornburg Investment Management, Inc.’s Valuation and Pricing Committee.
e	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
f	Variable, floating, step, or fixed to floating rate securities are securities for which interest rate changes are based on changes in a designated base rate or on a predetermined schedule. The rates shown are those in effect on June 30, 2025.
g	The stated coupon rate represents the greater of the SOFR or the SOFR floor rate plus a spread at June 30, 2025.
h	Investment in Affiliates.
Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
ABS	Asset Backed Securities
ADR	American Depositary Receipt
AUD	Denominated in Australian Dollar
BRL	Denominated in Brazilian Real
CMBS	Commercial Mortgage-Backed Securities
CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Rate
DOP	Denominated in Dominican Peso
EGP	Denominated in Egyptian Pound
EUR	Denominated in Euro
GBP	Denominated in Pound Sterling
Mtg	Mortgage
SOFR	Secured Overnight Financing Rate
SOFRINDX	Secured Overnight Financing Rate Index
TSFR1M	Term SOFR 1 Month
TSFR3M	Term SOFR 3 Month
UMBS	Uniform Mortgage-Backed Securities
UZS	Denominated in Uzbekistani Som

NOTES TO SCHEDULE OF INVESTMENTS
Thornburg Summit Fund	June 30, 2025 (Unaudited)

NOTE 1 – ORGANIZATION
Thornburg Summit Fund (the “Fund”) is a diversified series of Thornburg Investment Trust (the “Trust”). The Trust is organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987, and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund is currently one of twenty-six separate series of the Trust. Each series is considered to be a separate entity for financial reporting and tax purposes. The Fund currently offers two classes of shares of beneficial interest: Class A and Institutional Class (“Class I”).
NOTE 2 – SECURITY VALUATION
Valuation of the Fund’s portfolio investment securities is performed by Thornburg Investment Management, Inc., the Trust’s investment advisor (the "Advisor"), which has been designated by the Trustees of the Trust (the "Trustees") as the Fund’s "valuation designee," as that term is defined in rule 2a-5 under the 1940 Act. The Advisor performs this valuation function under the supervision of the Trustees and in accordance with policies and procedures that have been adopted by the Advisor and approved by the Trustees (the “Valuation Policy and Procedures”).
In its capacity as the Fund’s valuation designee, the Advisor makes good faith determinations of the fair value of portfolio securities for which market quotations are not readily available, and otherwise complies with and administers the Valuation Policy and Procedures. The Advisor performs those functions in significant measure through its Valuation and Pricing Committee (the “Committee”), though the Advisor may also obtain the assistance of others, including professional pricing service providers selected and approved by the Committee. In accordance with the Valuation Policy and Procedures, the Committee: assesses and manages the material risks associated with determining the fair value of those Fund investments for which market quotations are not readily available; selects and applies methodologies for determining and calculating such fair values; periodically reviews and tests the appropriateness and accuracy of those methodologies; monitors for circumstances that may necessitate the use of fair value; and approves, monitors, and evaluates pricing services engaged to provide evaluated prices for the Fund’s investments. The Committee provides reports on its activities to the Trustees’ Audit Committee, which is responsible for overseeing the Committee’s and the Advisor’s work in discharging the functions under the Valuation Policy and Procedures.
In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods selected by the Committee. Because fair values calculated by the Committee are estimates, the calculation of a fair value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.
Valuation of Securities: Securities and other portfolio investments which are listed or traded on a United States securities exchange are generally valued at the last reported sale price on the valuation date or, if there has been no sale of the investment on that date, at the mean between the last reported bid and asked prices for the investment on that date. Portfolio investments reported by NASDAQ are valued at the official closing price on the valuation date. If an investment is traded on more than one exchange, the investment is considered traded on the exchange that is normally the primary market for that investment. For securities and other portfolio investments which are primarily listed or traded on an exchange outside the United States, the time for determining the investment’s value in accordance with the first sentence of this paragraph will be the close of that investment’s primary exchange preceding the Fund’s valuation time.
In any case when a market quotation is not readily available for a portfolio investment ordinarily valued by market quotation, the Committee calculates a fair value for the investment using methodologies selected and approved by the Committee as described in the Valuation Policy and Procedures, subject to changes or additions by the Committee. For this purpose, a market quotation is considered to be readily available if it is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date. Pursuant to the Valuation Policy and Procedures, the Committee shall monitor for circumstances that may necessitate the use of fair valuation methodologies, including circumstances in which a market quotation for an investment is no longer reliable or is otherwise not readily available. For that purpose, a market quotation is not readily available when the primary market or exchange for the applicable investment is not open for the entire scheduled day of trading. A market quotation may also not be readily available if: (a) developments occurring after the most recent close of the applicable investment’s primary exchange, but prior to the close of business on any business day; or (b) an unusual event or significant period of time occurring since the availability of the market quotation, create a serious question concerning the reliability of that market quotation. Additionally, a market quotation will be considered unreliable if it would require adjustment under GAAP, or where GAAP would require consideration of additional inputs in determining the value of the investment. The Committee customarily obtains valuations in those instances from pricing service providers approved by the Committee. Such pricing service providers ordinarily calculate valuations using multi-factor models to adjust market prices based upon various inputs, including exchange data, depository receipt prices, futures, index data, and other data.
Investments in U.S. mutual funds are valued at net asset value ("NAV") each business day.

NOTES TO SCHEDULE OF INVESTMENTS, Continued
Thornburg Summit Fund	June 30, 2025 (Unaudited)

Forward currency contracts are valued by a third-party pricing service provider.
Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Committee.
In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee may calculate a fair value for the obligation using alternative methods selected and approved by the Committee. Additionally, in cases when the Committee believes that a valuation obtained from a pricing service provider is stale, does not reflect material factors affecting the valuation of the investment, is significantly different than the value the Fund is likely to obtain if it sought a bid for the investment, or is otherwise unreliable, the Committee may calculate a fair value for the obligation using an alternative method selected and approved by the Committee.
If the market quotation for an investment is expressed in a foreign currency, that market quotation will be converted to U.S. dollars using a foreign exchange quotation from a third-party service at the time of valuation. Foreign investments held by the Fund may be traded on days and at times when the Fund is not open for business. Consequently, the value of Fund’s investments may be significantly affected on days when shareholders cannot purchase or sell Fund’s shares.
NOTE 3 – Investments with Affiliates
Shown below are holdings of voting securities of each portfolio company which is considered "affiliated" to the Fund under the 1940 Act, including companies for which the Fund’s holding represented 5% or more of the company’s voting securities, and a series of the Thornburg Investment Trust in which the Fund invested for cash management purposes during the period:
	Market Value 9/30/24	Purchases at Cost	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appr./(Depr.)	Market Value 6/30/25	Dividend Income
Thornburg Capital Mgmt. Fund	$9,255,964	$30,057,398	$(37,268,601)	$-	$-	$2,044,761	$106,012